Earnings per Common Share	12 Months Ended
Dec. 31, 2019
(Loss) Earnings per Common Share [Abstract]
(Loss) Earnings per Common Share

10.Loss per Common Share

The Company calculates basic and diluted net loss per share in conformity with the two-class method required for companies with participating securities. The Company considered all series of redeemable convertible preferred shares to have been participating securities as the holders were entitled to receive non-cumulative dividends on a pari passu basis in the event that a dividend was paid on common shares. Under the two-class method, the net loss attributable to common stockholders is not allocated to the redeemable convertible preferred shares as the holders of redeemable convertible preferred shares do not have a contractual obligation to share in losses.

Under the two-class method, basic net loss per share is calculated by dividing the net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed by giving effect to all potentially dilutive common share equivalents outstanding for the period.

The following table sets forth the computation of basic and diluted net loss per share:

Numerator

	2019	2018	2017
Net income (loss) attributable to Tsakos Energy Navigation Limited	$15,126	$(99,203)	$7,612
Preferred share dividends, Series B	(3,000)	(4,000)	(4,000)
Preferred share dividends, Series C	(4,438)	(4,438)	(4,437)
Preferred share dividends, Series D	(7,492)	(7,492)	(7,479)
Preferred share dividends, Series E	(10,637)	(10,637)	(7,860)
Preferred share dividends, Series F	(14,250)	(7,196)	—
Preferred share dividends, convertible Series G	(583)	—	—
Deemed dividend on Series B preferred shares	(2,750)	—	—
Net loss attributable to common stockholders	(28,024)	(132,966)	(16,164)

Denominator
Weighted average common shares outstanding	88,757,923	87,111,636	84,713,572

Basic and diluted loss per common share	$ (0.32)	$(1.53)	$(0.19)

For purposes of this calculation, potential redeemable convertible preferred shares of 3,100,457 for the year ended December 31, 2019, are considered common shares equivalents but have been excluded from the calculation of diluted net loss per share as their effect is anti-dilutive. Basic and diluted net loss per share was the same for each period presented.